Equity (Details) - Schedule of Outstanding Warrants		Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ₪ / shares shares	Dec. 31, 2008
February 16, 2023 [Member]
Schedule of Outstanding Warrants [Line Items]
Number of outstanding warrants (in Shares) | shares		181,575	181,575
Exercise price for one Ordinary share		$ 16.66
Expiration date				Feb. 01, 2028
Exercise price for one Ordinary share (in New Shekels per share)		$ 16.66
February Sixteen Twenty Twenty Three One [Member]
Schedule of Outstanding Warrants [Line Items]
Number of outstanding warrants (in Shares) | shares	[1]	52,251	52,251
Exercise price for one Ordinary share | ₪ / shares			₪ 61.3
Expiration date				Feb. 01, 2028
Exercise price for one Ordinary share (in New Shekels per share) | ₪ / shares			₪ 61.3
January 24, 2023 [Member]
Schedule of Outstanding Warrants [Line Items]
Number of outstanding warrants (in Shares) | shares	[1]	14,822	14,822
Exercise price for one Ordinary share | ₪ / shares			₪ 61.3
Expiration date				Jan. 24, 2025
Exercise price for one Ordinary share (in New Shekels per share) | ₪ / shares			₪ 61.3
June 15, 2023 [Member]
Schedule of Outstanding Warrants [Line Items]
Number of outstanding warrants (in Shares) | shares		248,778	248,778
Exercise price for one Ordinary share		$ 12
Expiration date				Jun. 12, 2028
Exercise price for one Ordinary share (in New Shekels per share)		$ 12
January 25, 2024 [Member]
Schedule of Outstanding Warrants [Line Items]
Number of outstanding warrants (in Shares) | shares		888,890	888,890
Exercise price for one Ordinary share		$ 5
Expiration date				Jan. 25, 2029
Exercise price for one Ordinary share (in New Shekels per share)		$ 5

[1]	Presented as a warrants' liability in the balance sheet, see note A(1) above.